Commitments and contingencies (Details 1)	Dec. 31, 2023 USD ($)
Statement [Line Items]
Milestone payments for royalty acquisitions	$ 9,694,233
Limpopo [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	6,729,170
El Molino [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	450,000
Koolyanobbing [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	340,277
Brits [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	1,250,000
Bullabulling [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	680,553
Uley [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	149,722
Winston Lake [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	75,609
Norbec & Millenbach [Member]
Statement [Line Items]
Milestone payments for royalty acquisitions	$ 18,902